Equity(Table)	12 Months Ended
Dec. 31, 2018
Equity Abstract [Abstract]
Disclosure Of Issued Capital Explanatory

Details of share capital and number of issued shares of the Parent Company as of December 31, 2017 and 2018, are as follows:

	2017		2018
Type of share	Ordinary shares		Ordinary shares
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share	￦	5,000	￦	5,000
Number of issued shares		418,111,537		418,111,537
Share capital[1]	￦	2,090,558	￦	2,090,558

[1]	In millions of Korean won.

Changes in outstanding shares for the years ended December 31, 2017 and 2018, are as follows:

	2017	2018
	(In number of shares)
Beginning	398,285,437	399,037,583
Increase	4,513,969	—
Decrease	(3,761,823)	(3,486,286)

Ending	399,037,583	395,551,297

Disclosure Of Reserves And Other Equity Interest Explanatory

Details of capital surplus as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Share premium	￦	13,190,274	￦	13,190,274
Loss on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,413,286		4,412,718

Total	￦	17,122,228	￦	17,121,660

Schedule Of Accumulated Other Comprehensive Income Loss Table Text Block [Text Block]

Details of accumulated other comprehensive income as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(96,385)	￦	(234,401)
Exchange differences on translating foreign operations		(56,589)		(5,784)
Change in value of available-for-sale financial assets		694,321		—
Change in value of held-to-maturity financial assets		(78)		—
Financial assets measured at fair value through other comprehensive income		—		450,694
Shares of other comprehensive income of associates		1,069		(4,377)
Cash flow hedges		14,980		5,849
Hedges of net investments in foreign operations		(5,958)		(33,092)
Other comprehensive income of separate account		(13,692)		15,017
Profit or loss from credit risk of financial liabilities designated at fair value		—		(8,954)
Net loss on overlay adjustment		—		(7,146)

Total	￦	537,668	￦	177,806

Schedule Of Appropriated And Unappropriated Retained Earnings Table Text Block [Text Block]

Details of retained earnings as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Legal reserves[1]	￦	334,873	￦	390,216
Voluntary reserves		982,000		982,000
Unappropriated retained earnings		13,727,331		15,910,225

Total	￦	15,044,204	￦	17,282,441

[1]

With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its net income after tax as reported in the separate statement of comprehensive income each time it pays dividends on its net profits earned until its legal reserve reaches at least the aggregate amount of its share capital in accordance with Article 53 of the Financial Holding Company Act. The reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[2]	Retained earnings restricted for dividend at subsidiaries level pursuant to law and regulations amounts to ￦3,130,765 million as of December 31, 2018.

Disclosure Of Treasury Shares Explanatory

Changes in treasury shares outstanding for the year ended December 31, 2017 and 2018 are as follows:

	2017
	Beginning		Acquisition		Disposal		Ending
	(In number of shares and millions of Korean won)
Number of treasury shares[1]		19,826,100		3,761,823		(4,513,969)		19,073,954
Carrying amount[1]	￦	721,973	￦	202,051	￦	(168,051)	￦	755,973

[1]

For the year ended December 31, 2017, the treasury stock trust agreement of ￦800,000 million with Samsung Securities Co., Ltd., which had been signed in previous year, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2017.

	2018
	Beginning		Acquisition		Disposal		Ending
	(In number of shares and millions of Korean won)
Number of treasury shares[1]		19,073,954		3,486,286		—		22,560,240
Carrying amount[1]	￦	755,973	￦	212,576	￦	—	￦	968,549

[1]

For the year ended December 31, 2018, the treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd., which had been signed in 2018, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of ￦300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2018.